Mortgage banking activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Mortgage servicing rights fair value adjustments	$ (42,055)	$ (27,771)	$ (8,477)
Net gain on sale of loans, including valuation adjustments on loans held-for-sale	1,234	0	33
Total trading account (loss) profit	1,033	994	(208)
Mortgage banking activities	10,401	32,093	52,802
Mortgage banking activities
Mortgage servicing fees	43,234	46,952	49,532
Mortgage servicing rights fair value adjustments	(42,055)	(27,430)	(8,477)
Total mortgage servicing fees, net of fair value adjustments	1,179	19,522	41,055
Net gain on sale of loans, including valuation adjustments on loans held-for-sale	31,215	18,817	9,424
Unrealized (losses) gains on outstanding derivative positions	0	0	(253)
Realized (losses) gains on closed derivative positions	(10,586)	(6,246)	2,576
Total trading account (loss) profit	(10,586)	(6,246)	2,323
Loss on repurchased loans, including interest advances	(11,407)	0	0
Mortgage banking activities	$ 10,401	$ 32,093	$ 52,802